Average Annual Total Returns			12 Months Ended	36 Months Ended	60 Months Ended	66 Months Ended
		Sep. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%		14.53%	14.85%
FTSE Shariah USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE Shariah USA Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.11%		15.54%	16.36%
MSCI AC World Index ex USA Net (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MSCI ACWI ex USA Index (USD)* (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		5.53%	1.10%
Bloomberg World ex US Large & Mid Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg World ex US Large & Mid Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			6.41%	1.29%
Dow Jones Islamic Juneket International Titans 100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones Islamic Market International Titans 100 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.10%	(0.44%)
Wahed FTSE USA Shariah ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.57%		14.93%	15.73%
Performance Inception Date		Jul. 15, 2019
Wahed FTSE USA Shariah ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			16.41%		14.68%	15.46%
Wahed FTSE USA Shariah ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			9.93%		11.98%	12.72%
Wahed Dow Jones Islamic World ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.03%	(0.56%)
Performance Inception Date		Jan. 07, 2022
Wahed Dow Jones Islamic World ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.97%	(0.71%)
Wahed Dow Jones Islamic World ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.29%	(0.30%)

[1]	Effective May 31, 2025, the MSCI ACWI ex USA Index (USD) has replaced the Bloomberg World ex US Large & Mid Cap Total Return Index as the Fund’s required broad-based securities market index in conjunction with certain regulatory requirements